Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment, Gross	8,273	8,206
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	4,882	4,630
Property and equipment, net	3,391	3,576
Land [Member]
Property, Plant and Equipment, Gross	152	152
Land [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	0 years	0 years
Land [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	0 years	0 years
Building Improvements [Member]
Property, Plant and Equipment, Gross	4,508	4,508
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years	40 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	30 years	30 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	238	238
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years	10 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	3,375	3,308
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years	3 years